Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Acquisitions (Tables) [Line Items]
Schedule of income statement
	Nine Months Ended September 30,
	2021	2020
Revenues, net	$20,521,944	$17,163,879
Net income (loss)	$(1,794,399)	$(671,350)
Basic earnings (loss) per share	$(0.38)	$(0.16)
Diluted earnings (loss) per share	$(0.38)	$(0.16)

Basic Number of Shares(*)	4,718,671	4,309,526
Diluted Number of Shares(*)	4,718,671	4,309,526

	Year Ended December 31,
	2020	2019
Revenues, net	$24,376,944	$23,849,214
Net income (loss)	$(1,402,208)	$(230,704)
Basic earnings (loss) per share	$(0.31)	$(0.05)
Diluted earnings (loss) per share	$(0.31)	$(0.05)

Basic Number of Shares(a)	4,561,840	4,230,625
Diluted Number of Shares(a)	4,561,840	4,230,625

Schedule of preliminary analysis for the Goedeker asset purchase
Purchase consideration at final fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$3,422,398
Contingent note payable	81,494
Non-controlling interest	979,523
Amount of consideration	$4,483,415

Assets acquired and liabilities assumed at fair value
Accounts receivable	$334,446
Inventories	1,851,251
Working capital adjustment receivable and other assets	1,104,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles	1,368,000
Accounts payable and accrued expenses	(3,929,876)
Customer deposits	(2,308,307)
Net tangible assets acquired (liabilities assumed)	$(614,337)

Total net assets acquired (liabilities assumed)	$(614,337)
Consideration paid	4,483,415
Goodwill	$5,097,752

Asiens [Member]
Acquisitions (Tables) [Line Items]
Schedule of preliminary analysis for the Asien's purchase
Purchase Consideration at fair value:
Common shares	$1,037,500
Notes payable	855,000
Cash paid to Seller (post closing)	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net assets acquired	$1,182,925

Total net assets acquired	$1,182,925
Consideration paid	2,125,500
Goodwill	$942,575

Purchase Consideration at fair value:
Common shares	$1,037,500
Notes payable	855,000
Due to seller	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Deferred tax asset	11,653
Property and equipment	157,052
Customer related intangibles	462,000
Marketing related intangibles	547,000
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Other liabilities	(23,347)
Net assets acquired	$1,182,925

Total net assets acquired	$1,171,272
Consideration paid	2,125,500
Goodwill	$942,575

Kyle’s Acquisition [Member]
Acquisitions (Tables) [Line Items]
Schedule of preliminary analysis for the Kyle’s Acquisition
Purchase consideration at fair value:
Common shares	$3,675,000
Notes payable	498,979
Cash	4,389,792
Amount of consideration	$8,563,771

Assets acquired and liabilities assumed at fair value
Cash	$130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	$3,516,530

Total net assets acquired	$3,516,530
Consideration paid	8,563,771
Goodwill	$5,047,241

Purchase Consideration at fair value:
Common shares	$3,675,000
Notes payable	498,979
Due to seller	4,389,792
Amount of consideration	$8,563,771

Assets acquired and liabilities assumed at fair value
Cash	$130,000
Accounts receivable	385,095
Costs in excess of billings	122,016
Other current assets	13,707
Property and equipment	200,737
Customer related intangibles	2,727,000
Marketing related intangibles	294,000
Accounts payable and accrued expenses	(263,597)
Billings in excess of costs	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	$3,516,530

Total net assets acquired	$3,516,530
Consideration paid	8,563,771
Goodwill	$5,047,243

Wolo Acquisition [Member]
Acquisitions (Tables) [Line Items]
Schedule of preliminary analysis for the wolo acquisition
Purchase consideration at preliminary fair value:
Notes payable	$850,000
Cash	6,550,000
Net cash paid to Seller (post closing)	944,055
Amount of consideration	$8,344,055

Assets acquired and liabilities assumed at preliminary fair value
Cash	$1,171,654
Accounts receivable	1,860,107
Inventory	1,991,629
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	$6,653,102

Total net assets acquired	$8,344,055
Consideration paid	6,653,102
Preliminary Goodwill	$1,690,953